Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) BasisPoint Multiple	Dec. 31, 2016 USD ($) BasisPoint Multiple	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,645	$ 2,591	$ 2,512	$ 2,338
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	232,846	230,047
Fair value	$ 2,645	$ 2,591
Value (bps) | BasisPoint	114	113
Weighted-average servicing fees (bps) | BasisPoint	29	30
Multiple (value/servicing fees) | Multiple	3.86	3.77
Weighted-average note rate	4.08%	4.06%
Weighted-average age (in years)	4 years	3 years 8 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	10.00%	10.00%
Weighted-average expected life (in years)	7 years	7 years
Weighted-average option adjusted spread	8.00%	8.00%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 40,737	$ 34,746
Fair value	$ 450	$ 398
Value (bps) | BasisPoint	110	115
Weighted-average servicing fees (bps) | BasisPoint	35	36
Multiple (value/servicing fees) | Multiple	3.17	3.19
Weighted-average note rate	4.43%	4.37%
Weighted-average age (in years)	3 years	2 years 10 months 25 days
Weighted-average expected prepayment (constant prepayment rate)	9.80%	9.40%
Weighted-average expected life (in years)	7 years 8 months 12 days	8 years
Weighted-average option adjusted spread	9.90%	9.90%
Government Insured [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 36,756	$ 37,530
Fair value	$ 428	$ 422
Value (bps) | BasisPoint	116	112
Weighted-average servicing fees (bps) | BasisPoint	34	34
Multiple (value/servicing fees) | Multiple	3.38	3.29
Weighted-average note rate	3.92%	3.95%
Weighted-average age (in years)	4 years 3 months 19 days	3 years 9 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	11.60%	11.30%
Weighted-average expected life (in years)	6 years 6 months	6 years 9 months 18 days
Weighted-average option adjusted spread	9.20%	9.20%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 155,353	$ 157,771
Fair value	$ 1,767	$ 1,771
Value (bps) | BasisPoint	114	112
Weighted-average servicing fees (bps) | BasisPoint	27	27
Multiple (value/servicing fees) | Multiple	4.24	4.15
Weighted-average note rate	4.02%	4.02%
Weighted-average age (in years)	4 years 2 months 12 days	3 years 9 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	9.70%	9.80%
Weighted-average expected life (in years)	6 years 10 months 25 days	6 years 10 months 25 days
Weighted-average option adjusted spread	7.20%	7.20%